UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/10
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Solaris Asset Management
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Address:    598 Madison Avenue - 15th floor
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            New York, NY 10022
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Form 13F File Number:   28-  11942
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephen B. Wells
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Title:      President
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Phone:      212-582-4500
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Signature, Place, and Date of Signing:

    Stephen B. Wells                    New York, NY                7/23/2010
---------------------------      --------------------------       --------------
      [Signature]                       [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28- 11942
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     96
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Form 13F Information Table Value Total:     $181,939
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-11942
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Solaris Asset Management
13f
June 30, 2010

                                                                          Value                    Investment     Other      Voting
                  Name of Issuer          Class              Cusip       (x$1000)         Shares   Discretion   Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED ENERGY INDUSTRIES INC       Common                007973100         195          15,900       Yes        No         Sole
AMERICAN TOWER CORP-CL A             Common                029912201       5,723         128,600       Yes        No         Sole
APPLE INC                            Common                037833100       8,046          31,990       Yes        No         Sole
ASBURY AUTOMOTIVE GROUP              Common                043436104         178          16,900       Yes        No         Sole
ASSET MANAGEMENT INVESTMENT CO       Common                0058065           105         109,500       Yes        No         Sole
AT CROSS CO-CL A                     Common                227478104         267          53,256       Yes        No         Sole
BANK OF AMERICA CORP                 Common                060505104       5,100         354,900       Yes        No         Sole
BAXTER INTERNATIONAL                 Common                071813109         518          12,740       Yes        No         Sole
BROADCOM CORP CL A                   Common                111320107       4,564         138,425       Yes        No         Sole
BUCKEYE PARTNERS LP                  Ltd Ptn               118230101         260           4,400       Yes        No         Sole
C H ROBINSON WORLDWIDE INC           Common                12541W209       4,013          72,100       Yes        No         Sole
CABELA'S INC                         Common                126804301         182          12,900       Yes        No         Sole
CAL-MAINE FOODS INC                  Common                128030202         257           8,050       Yes        No         Sole
CEDAR SHOPPING CENTERS INC           Common                150602209         187          31,000       Yes        No         Sole
CERNER CORP                          Common                156782104       4,337          57,150       Yes        No         Sole
CITIGROUP INC                        Common                172967101       3,734         993,150       Yes        No         Sole
CLEARWIRE CORP - CLASS A             Common                18538Q105         664          91,200       Yes        No         Sole
CONSOL ENERGY INC                    Common                20854P109       1,663          49,250       Yes        No         Sole
COPANO ENERGY LLC-UNITS              Common                217202100         300          10,900       Yes        No         Sole
DISNEY WALT CO                       Common                254687106       4,711         149,550       Yes        No         Sole
DU PONT (E.I.) DE NEMOURS            Common                263534109       4,922         142,300       Yes        No         Sole
EAST WEST BANCORP INC                Common                27579R104         210          13,800       Yes        No         Sole
EL PASO PIPELINE PARTNERS LP         Ltd Ptn               283702108         252           8,800       Yes        No         Sole
ELECTRONIC ARTS INC                  Common                285512109         330          22,892       Yes        No         Sole
EMC CORP/MASS                        Common                268648102       4,910         268,300       Yes        No         Sole
ENBRIDGE ENERGY PARTNERS LP          Ltd Ptn               29250R106         404           7,700       Yes        No         Sole
ENERGY TRANSFER PARTNERS LP          Ltd Ptn               29273R109         543          11,700       Yes        No         Sole
ENSCO PLC                            Common                29358Q109       1,842          46,900       Yes        No         Sole
EQUINIX INC                          Common                29444U502       2,315          28,500       Yes        No         Sole
ERTS VESTED OPTIONS                  Common                285512109         556          38,618       Yes        No         Sole
FIRST HORIZON NATIONAL CORP          Common                320517105       3,873         338,252       Yes        No         Sole
GENERAL MOLY INC                     Common                370373102         172          55,700       Yes        No         Sole
GENWORTH FINANCIAL INC CL A          Common                37247D106       3,993         305,500       Yes        No         Sole
GOODRICH CORP                        Common                382388106       4,180          63,100       Yes        No         Sole
GREENBRIER COMPANIES INC             Common                393657101         155          13,800       Yes        No         Sole
HANCOCK HLDG CO                      Common                410120109         212           6,350       Yes        No         Sole
HDFC BANK LTD ADR                    Common                40415F101       3,292          23,025       Yes        No         Sole
HEWLETT-PACKARD CO                   Common                428236103       4,151          95,900       Yes        No         Sole
HOSPIRA INC                          Common                441060100         345           6,000       Yes        No         Sole
IBERIABANK CORP                      Common                450828108         224           4,350       Yes        No         Sole
ILLUMINA INC                         Common                452327109       5,398         124,000       Yes        No         Sole
INERGY                               Common                456615103         245           6,200       Yes        No         Sole
INFORMATICA CORPORATION              Common                45666Q102         203           8,500       Yes        No         Sole
INTEL CORP                           Common                458140100       4,314         221,800       Yes        No         Sole
INTERCONTINENTAL EXCHANGE            Common                45865V100       4,137          36,600       Yes        No         Sole
INTERCONTINENTAL HOTELS ADR          Common                45857P301       4,782         305,000       Yes        No         Sole
INTERNATIONAL GAME TECHNOLOGY        Common                459902102       3,942         251,100       Yes        No         Sole
INTL BUSINESS MACHINES CORP          Common                459200101         512           4,149       Yes        No         Sole
KINDER MORGAN MANAGEMENT LLC         Common                49455U100         383           6,763       Yes        No         Sole
LIFE TECHNOLOGIES CORP               Common                53217V109         931          19,700       Yes        No         Sole
LINN ENERGY                          Common                536020100         462          17,400       Yes        No         Sole
LUBY'S INC                           Common                549282101         128          33,200       Yes        No         Sole
MAGELLAN MIDSTREAM PARTNERS          Common                559080106         548          11,732       Yes        No         Sole
MARATHON OIL CORP                    Common                565849106       2,716          87,350       Yes        No         Sole
MARKWEST ENERGY PARTNERS LP          Ltd Ptn               570759100         363          11,100       Yes        No         Sole
MARSHALL & ILSLEY                    Common                571837103       1,503         209,400       Yes        No         Sole
MERCK & CO. INC.                     Common                58933Y105         428          12,250       Yes        No         Sole
MIDSOUTH BANCORP INC                 Common                598039105         185          14,500       Yes        No         Sole
MOLSON COORS BREWING  CO CL B        Common                60871R209       3,956          93,400       Yes        No         Sole
MURPHY OIL CORP                      Common                626717102       2,108          42,550       Yes        No         Sole
NATIONAL OILWELL VARCO INC           Common                637071101       3,672         111,050       Yes        No         Sole
NOBLE ENERGY INC                     Common                655044105       3,943          65,350       Yes        No         Sole
NUANCE COMMUNICATIONS INC            Common                67020Y100         208          13,900       Yes        No         Sole
NYSE EURONEXT                        Common                629491101       1,635          59,177       Yes        No         Sole
OLIN CORP                            Common                680665205         277          15,300       Yes        No         Sole
ONEOK PARTNERS LP                    Ltd Ptn               68268N103         411           6,400       Yes        No         Sole
PACCAR INC                           Common                693718108       4,111         103,100       Yes        No         Sole
PANTRY INC                           Common                698657103         243          17,200       Yes        No         Sole
PARAMETRIC TECHNOLOGY CORP           Common                699173209         194          12,400       Yes        No         Sole
PARTNERRE LTD                        Common                G6852T105       1,098          15,650       Yes        No         Sole
PEARSON PLC ADR                      Common                705015105       5,067         385,300       Yes        No         Sole
PINNACLE ENTERTAINMENT INC           Common                723456109         179          18,900       Yes        No         Sole
PMC-SIERRA INC                       Common                69344F106         203          27,000       Yes        No         Sole
RADIAN GROUP INC                     Common                750236101         117          16,200       Yes        No         Sole
RANGE RESOURCES CORP                 Common                75281A109       1,696          42,250       Yes        No         Sole
RITE AID CORP                        Common                767754104          10          10,000       Yes        No         Sole
SALESFORCE.COM INC                   Common                79466L302       6,029          70,250       Yes        No         Sole
SAVIENT PHARMACEUTICALS INC          Common                80517Q100         214          17,000       Yes        No         Sole
SIRONA DENTAL SYSTEMS INC.           Common                82966C103         204           5,850       Yes        No         Sole
SPX CORP                             Common                784635104       3,488          66,050       Yes        No         Sole
TARGA RESOURCES PARTNERS LP          Ltd Ptn               87611X105         228           8,900       Yes        No         Sole
TEREX CORP                           Common                880779103       3,077         164,200       Yes        No         Sole
TEXTRON INC                          Common                883203101       2,757         162,450       Yes        No         Sole
UAL CORP                             Common                902549807         347          16,900       Yes        No         Sole
UMPQUA HLDGS CORP                    Common                904214103         197          17,200       Yes        No         Sole
UNIVERSAL HEALTH SERVICES-B          Common                913903100         626          16,400       Yes        No         Sole
URSTADT BIDDLE PROPERTIES            Common                917286106         671          48,096       Yes        No         Sole
VOLCOM INC                           Common                92864N101         208          11,200       Yes        No         Sole
VULCAN MATERIALS CO                  Common                929160109       4,325          98,675       Yes        No         Sole
WABASH NATIONAL CORP                 Common                929566107         150          21,100       Yes        No         Sole
WAL-MART STORES INC                  Common                931142103       4,084          84,950       Yes        No         Sole
WASHINGTON POST  -CL B               Common                939640108       3,822           9,310       Yes        No         Sole
WELLS FARGO & COMPANY                Common                949746101       4,170         162,900       Yes        No         Sole
WENDYS/ARBYS GROUP INC               Common                950587105       4,569       1,142,300       Yes        No         Sole
WESTERN ALLIANCE BANCORP             Common                957638109         204          28,500       Yes        No         Sole
WILLIAMS PARTNERS L P                Ltd Ptn               96950F104         375           8,600       Yes        No         Sole

TOTAL                                                                    181,939       8,440,049